Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain (loss) on available-for-sale financial assets [Member] TWD ($)	Unrealized gain (loss) on available-for-sale financial assets [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Cash flow hedges [Member] TWD ($)	Cash flow hedges [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total other adjustments [Member] TWD ($)	Total other adjustments [Member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2016	$ 366,928		$ 77,574		$ 147,180		$ 77,574		$ 2,676		$ 55,657		$ 135,907		$ 46		$ (51)		$ 0		$ 0		$ 0		$ (5)		$ 360,656		$ 6,272
Provision for special reserve	0		0		0		0		5		(5)		0		0		0		0		0		0		0		0		0
Cash dividends paid or distributed by Chunghwa	(38,336)		0		0		0		0		(38,336)		(38,336)		0		0		0		0		0		0		(38,336)		0
Cash dividends distributed by subsidiaries	(942)		0		0		0		0		0		0		0		0		0		0		0		0		0		(942)
Unclaimed dividend	3		0		3		0		0		0		0		0		0		0		0		0		0		3		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0		0		0		0		0		0		0		0		0		0		0		0		0		0		0
Partial disposal of interests in subsidiaries	106		0		77		0		0		0		0		0		0		0		0		0		0		77		29
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries	2,552		0		802		0		0		0		0		0		0		0		0		0		0		802		1,750
Other changes in additional paid-in capital of subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0		0		0
Net income	40,160		0		0		0		0		38,988		38,988		0		0		0		0		0		0		38,988		1,172
Total other comprehensive income (loss), net of income tax	(1,306)		0		0		0		0		(1,671)		(1,671)		(220)		609		0		(1)		0		388		(1,283)		(23)
TOTAL COMPREHENSIVE INCOME	38,854		0		0		0		0		37,317		37,317		(220)		609		0		(1)		0		388		37,705		1,149
Share-based payment transactions of subsidiaries	22		0		2		0		0		0		0		0		0		0		0		0		0		2		20
Net increase (decrease) in noncontrolling interests	223		0		27		0		0		0		0		0		0		0		0		0		0		27		196
Ending balance at Dec. 31, 2017	369,410		77,574		148,091		77,574		2,681		54,633		134,888		(174)		558		0		(1)		0		383		360,936		8,474
Effect of retrospective application (IFRS9 and IFRS15 [Member]) at Dec. 31, 2017	12,714		0		0		0		0		12,393		12,393		0		(558)		883		1		(1)		325		12,718		(4)
BALANCE, AS ADJUSTED at Dec. 31, 2017	382,124		77,574		148,091		77,574		2,681		67,026		147,281		(174)		0		883		0		(1)		708		373,654		8,470
Reversal of special reserve	0		0		0		0		(5)		5		0		0		0		0		0		0		0		0		0
Cash dividends paid or distributed by Chunghwa	(37,205)		0		0		0		0		(37,205)		(37,205)		0		0		0		0		0		0		(37,205)		0
Cash dividends distributed by subsidiaries	(958)		0		0		0		0		0		0		0		0		0		0		0		0		0		(958)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		0		0		2		0
Partial disposal of interests in subsidiaries	1,175		0		826		0		0		0		0		0		0		0		0		0		0		826		349
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries	1,477		0		777		0		0		0		0		0		0		0		0		0		0		777		700
Other changes in additional paid-in capital of subsidiaries																													0
Net income	38,581		0		0		0		0		37,557		37,557		0		0		0		0		0		0		37,557		1,024
Total other comprehensive income (loss), net of income tax	(1,014)		0		0		0		0		(757)		(757)		95		0		(345)		0		2		(248)		(1,005)		(9)
TOTAL COMPREHENSIVE INCOME	37,567		0		0		0		0		36,800		36,800		95		0		(345)		0		2		(248)		36,552		1,015
Share-based payment transactions of subsidiaries	53		0		11		0		0		0		0		0		0		0		0		0		0		11		42
Net increase (decrease) in noncontrolling interests	294		0		55		0		0		0		0		0		0		0		0		0		0		55		239
Ending balance at Dec. 31, 2018	384,529		77,574		149,762		77,574		2,676		66,626		146,876		(79)		0		538		0		1		460		374,672		9,857
Effect of retrospective application (IFRS16 [Member]) at Dec. 31, 2018	(71)		0		0		0		0		(51)		(51)		0		0		0		0		0		0		(51)		(20)
BALANCE, AS ADJUSTED at Dec. 31, 2018	384,458		77,574		149,762		77,574		2,676		66,575		146,825		(79)		0		538		0		1		460		374,621		9,837
Cash dividends paid or distributed by Chunghwa	(34,746)		0		0		0		0		(34,746)		(34,746)		0		0		0		0		0		0		(34,746)		0
Cash dividends distributed by subsidiaries	(710)		0		0		0		0		0		0		0		0		0		0		0		0		0		(710)
Unclaimed dividend	1		0		1		0		0		0		0		0		0		0		0		0		0		1		0
Partial disposal of interests in subsidiaries																													0
Other changes in additional paid-in capital of subsidiaries																													0
Net income	33,921	$ 1,134	0		0		0		0		32,947		32,947		0		0		0		0		0		0		32,947		974
Total other comprehensive income (loss), net of income tax	1,328	44	0		0		0		0		1,208		1,208		(69)		0		197		0		(1)		127		1,335		(7)
TOTAL COMPREHENSIVE INCOME	35,249	1,178	0		0		0		0		34,155		34,155		(69)		0		197		0		(1)		127		34,282		967
Share-based payment transactions of subsidiaries	21		0		(1)		0		0		0		0		0		0		0		0		0		0		(1)		22
Net increase (decrease) in noncontrolling interests	(1)		0		0		0		0		0		0		0		0		0		0		0		0		0		(1)
Ending balance at Dec. 31, 2019	$ 384,272	$ 12,848	$ 77,574	$ 2,594	$ 149,762	$ 5,007	$ 77,574	$ 2,594	$ 2,676	$ 89	$ 65,984	$ 2,206	$ 146,234	$ 4,889	$ (148)	$ (5)	$ 0	$ 0	$ 735	$ 25	$ 0	$ 0	$ 0	$ 0	$ 587	$ 20	$ 374,157	$ 12,510	$ 10,115	$ 338